Discontinued Operations- Sale of BTS Business Segment - Summary of Net Cash Flows Attributable to Discontinued Operations (Details) - Discontinued Operations - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Net cash flows from operating activities	$ (1,963,359)	$ (3,069,232)
Net cash flows from investing activities	(2,279,771)	(60,682)
Net cash flows from financing activities	(619,552)	(396,048)
Net increase/(decrease) in cash from discontinued operations	$ (4,862,682)	$ (3,525,962)